Segment report (Tables)	6 Months Ended
Dec. 31, 2020
Segment report
Schedule of segment information

Turnover				Earnings before interest and tax (EBIT)
Full year	Half year	Half year		Half year	Half year	Full year
30 Jun 20	31 Dec 19	31 Dec 20		31 Dec 20	31 Dec 19	30 Jun 20
Rm	Rm	Rm	Segment analysis	Rm	Rm	Rm
25 095	12 983	12 795	Operating Business Units	2 629	2 397	3 953
19 891	10 348	10 807	Mining	1 732	1 374	2 756
5 204	2 635	1 988	Exploration and Production International	897	1 023	1 197
189 781	98 781	91 337	Strategic Business Units	10 476	6 549	(101 937)
67 901	41 206	30 178	Energy	5 098	6 743	(6 678)
52 683	24 642	27 409	Base Chemicals	3 624	(1 488)	(70 804)
69 197	32 933	33 750	Performance Chemicals	1 754	1 294	(24 455)
30	–	6	Group Functions	8 545	907	(13 046)
214 906	111 764	104 138	Group performance	21 650	9 853	(111 030)
(24 539)	(12 594)	(12 170)	Intersegmental turnover
190 367	99 170	91 968	External turnover

Schedule of revenue by major product line

Revenue by major product line
	Half year	Half year	Full year
	31 Dec 20	31 Dec 19	30 Jun 20
	Rm	Rm	Rm
Base Chemicals	27 023	24 183	51 868
Polymers	16 491	13 974	30 275
Solvents	7 256	5 965	13 226
Fertilisers and explosives	1 163	2 240	3 820
Other base chemicals	2 113	2 004	4 547
Performance Chemicals	33 318	32 452	68 316
Organics	24 692	24 790	52 189
Waxes	4 943	3 927	8 927
Advanced materials	3 683	3 735	7 200
Upstream, Energy and Other
Coal	935	906	1 343
Liquid fuels and crude oil	25 929	36 884	59 775
Gas (methane rich and natural gas) and condensate	3 203	3 134	5 953
Other (Technology, refinery services)	1 154	1 148	2 313
Revenue from contracts with customers	91 562	98 707	189 568
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	406	463	799
Total external turnover	91 968	99 170	190 367